Consolidated Balance Sheets - Parenthetical $ in Thousands		Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2020 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivable, allowance for credit loss | $		$ 1,040	$ 616
Redeemable convertible preferred shares, par value per share (in NIS per share) | ₪ / shares	[1]				₪ 0.00001
Redeemable convertible preferred shares authorized (in shares)	[1]		39,779,261
Redeemable convertible preferred shares issued (in shares)	[1]		39,779,261
Redeemable convertible preferred shares outstanding (in shares)		0	39,779,261	[1]
Redeemable convertible preferred shares, aggregate liquidation preference | $	[1]		$ 134,411
Common stock par value per share (in NIS per share) | (per share)					₪ 0.00001
Common stock, shares authorized (in shares)		3,454,112,863	3,454,112,863
Common stock, shares issued (in shares)		187,680,294	187,680,294
Common stock shares outstanding (in shares)		124,671,507	124,671,507
Treasury stock (in shares)		43,540	43,540

[1]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse stock split effected on August 30, 2021. See also Note 12, Shareholders’ Equity, for details.